Variable interest entity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Current assets	$ 8,746,196		$ 10,044,527
Other assets	63,634,641		63,733,366
Total assets	72,380,837		73,777,893
Total liabilities	(3,670,394)		(6,976,176)
Net assets	66,687,127		64,772,183
Current liabilities:
Accounts payable	2,609,609		2,787,656
Other payables and accrued liabilities	143,981		260,909
Contract liabilities	6,502		37,316
Taxes payable	425,009		528,950
Total current liabilities	3,434,318		3,814,028
Total liabilities	3,670,394		6,976,176
Operating revenues	3,443,594	$ 20,000
Gross profit	1,281,226	1,622
Loss from operations	(1,093,433)	(827,010)
Net loss	(1,608,451)	(811,951)
Net loss attributable to non-controlling interest	11,238
V I Es [Member]
Current assets	12,019,639		12,630,910
Other assets	352,302		350,188
Total assets	12,371,941		12,981,098
Total liabilities	(3,501,363)		(3,897,967)
Net assets	8,870,578		9,083,131
Current liabilities:
Accounts payable	2,609,609		2,787,656
Other payables and accrued liabilities	113,867		207,558
Contract liabilities	6,502		37,316
Lease liabilities	181,392		133,818
Taxes payable	424,225		528,173
Total current liabilities	3,335,595		3,694,521
Lease liabilities – non-current	165,768		203,446
Total liabilities	3,501,363		$ 3,897,967
Operating revenues	3,443,594
Gross profit	1,281,226
Loss from operations	(409,275)
Net loss	(379,895)
Net loss attributable to INFOBIRD CO., LTD	(368,498)
Net loss attributable to non-controlling interest	$ (11,397)